Finance Receivables (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012
Term Loans
Financing Receivable, Net	$ 29,286	$ 20,179	$ 6,500
Less: current portion	660	667	230
Total noncurrent portion of finance receivables	28,626	19,512	6,270
Life Science Royalty Purchases [Member]
Term Loans
Financing Receivable, Net	7,866	7,909
Life Science Term Loans [Member]
Term Loans
Financing Receivable, Net	$ 21,420	$ 12,270	$ 6,500